OPERATING LEASE COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 13. OPERATING LEASE COMMITMENTS

The Company leases certain office and industrial warehouse space in Lake Forest, California. The monthly rent is $3,025 for the first year and will increase to $3,300 for the second year.

The Company has an annual lease for a steel building and five acres of greenhouse space in Belvidere, New Jersey. The monthly rent is $13,000 for an annual amount of $156,000.

Net rent expense for the Company for the nine months ended September 30, 2014 was $234,300.

The Company leases certain office and industrial warehouse space in Lake Forest, California. The monthly rent is $3,025 for the first year and will increase to $3,300 for the second year.

The Company has an annual lease for a steel building and five acres of greenhouse space in Belvidere, New Jersey. The monthly rent is $13,000 for an annual amount of $156,000.

Net rent expense for the Company for the year ended December 31, 2013 was $54,408.